FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Values of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial assets [line items]
Financial assets, carrying value	$ 69,529	$ 68,200
Financial assets, at fair value	69,529	68,200
Disclosure of financial liabilities [line items]
Financial liabilities	312,264	310,677
Financial liabilities	309,761	309,580
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	14,711	14,301
Financial liabilities	13,960	13,768
Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	229,069	228,414
Financial liabilities	227,372	227,703
Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	21,202	16,897
Financial liabilities	21,147	17,044
Property-specific borrowings and subsidiary borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	250,271	245,311
Financial liabilities	248,519	244,747
Accounts payable and other1
Disclosure of financial liabilities [line items]
Financial liabilities	43,351	47,257
Financial liabilities	43,351	47,257
Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities	3,931	3,808
Financial liabilities	3,931	3,808
Equity derivatives
Disclosure of financial assets [line items]
Financial assets, carrying value	7,315	6,589
Financial assets, at fair value	7,315	6,589
Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets, carrying value	10,486	8,951
Financial assets, at fair value	10,486	8,951
Cash And Cash Equivalents1
Disclosure of financial assets [line items]
Financial assets, carrying value	14,885	16,242
Financial assets, at fair value	14,885	16,242
Other financial assets
Disclosure of financial assets [line items]
Financial assets, carrying value	32,519	30,033
Financial assets, at fair value	32,519	30,033
Trade receivables and other [Member]
Disclosure of financial assets [line items]
Financial assets, carrying value	22,125	21,925
Financial assets, at fair value	22,125	21,925
Loans to government [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	2,063	2,351
Financial assets, at fair value	2,063	2,351
Loans to corporate entities [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	2,577	3,211
Financial assets, at fair value	2,577	3,211
Fixed income securities and other
Disclosure of financial assets [line items]
Financial assets, carrying value	10,078	8,931
Financial assets, at fair value	$ 10,078	$ 8,931